Transamerica International Equity

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 3.4%
BHP Group Ltd.	284,000	$ 6,974,950
Macquarie Group Ltd.	278,300	41,169,624
Santos Ltd.	9,535,000	41,286,119
Sonic Healthcare Ltd.	1,836,100	32,256,131
Whitehaven Coal Ltd.	4,816,300	18,098,486
		139,785,310
Belgium - 2.5%
Anheuser-Busch InBev SA	1,155,300	56,928,991
Groupe Bruxelles Lambert NV	105,320	7,311,309
KBC Group NV	545,500	41,844,077
		106,084,377
Canada - 0.8%
Canadian National Railway Co.	79,100	8,262,953
CCL Industries, Inc., Class B	491,800	24,428,418
		32,691,371
Denmark - 0.3%
Novo Nordisk AS, Class B	132,100	11,152,490
France - 11.5%
Accor SA	1,039,600	53,445,529
Amundi SA (A)	409,700	28,841,155
Capgemini SE	288,652	52,452,780
Cie de Saint-Gobain SA	447,937	42,004,575
Pluxee NV	748,500	17,382,914
Rexel SA	434,217	11,495,412
Sanofi SA	506,401	55,036,693
Societe Generale SA	1,769,700	57,285,252
Sodexo SA	430,400	31,790,594
Teleperformance SE	207,900	19,468,113
TotalEnergies SE	810,100	46,930,835
Veolia Environnement SA	2,216,223	63,237,440
		479,371,292
Germany - 11.9%
Allianz SE	132,702	43,269,659
BASF SE	492,000	23,703,432
CTS Eventim AG & Co. KGaA	99,600	9,712,131
Deutsche Boerse AG	174,782	43,177,755
Deutsche Post AG	981,301	35,329,595
Heidelberg Materials AG	409,342	57,600,965
Infineon Technologies AG	1,394,927	45,863,105
K&S AG	764,400	10,637,945
Merck KGaA	192,500	29,058,350
SAP SE	325,847	89,795,004
Siemens AG	292,695	62,746,801
Zalando SE (A)(B)	1,133,400	42,239,478
		493,134,220
Hong Kong - 2.6%
AIA Group Ltd.	5,957,500	41,882,082
CK Asset Holdings Ltd.	5,356,100	22,380,057
CK Hutchison Holdings Ltd.	9,123,900	45,945,131
		110,207,270
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.0%
AerCap Holdings NV (C)	609,149	$ 58,234,645
AIB Group PLC	8,140,221	47,866,110
DCC PLC	599,931	41,366,490
Ryanair Holdings PLC, ADR	403,330	18,831,478
Smurfit WestRock PLC	752,115	39,929,785
		206,228,508
Israel - 1.1%
Check Point Software Technologies Ltd. (B)	208,200	45,391,764
Italy - 0.2%
Prysmian SpA	120,166	8,358,634
Japan - 20.1%
Astellas Pharma, Inc.	1,974,600	19,141,813
Canon, Inc. (C)	1,055,200	34,007,962
FANUC Corp.	1,191,100	35,485,044
Fujitsu Ltd.	3,366,500	65,107,293
Hitachi Ltd.	3,279,700	82,453,028
Kyocera Corp.	2,402,700	24,939,526
Nintendo Co. Ltd.	392,300	25,736,702
Olympus Corp.	2,965,000	44,996,829
ORIX Corp.	2,763,100	58,364,473
Rakuten Group, Inc. (B)	6,374,900	40,028,990
Renesas Electronics Corp. (B)	2,413,400	32,326,216
SBI Holdings, Inc.	1,814,100	52,294,763
Seven & i Holdings Co. Ltd.	4,294,900	68,562,728
Sony Group Corp.	4,508,900	99,508,460
Square Enix Holdings Co. Ltd.	296,700	12,026,150
Sumitomo Mitsui Financial Group, Inc.	3,465,800	85,408,045
Toyota Industries Corp.	674,600	56,286,607
		836,674,629
Luxembourg - 2.3%
ArcelorMittal SA	1,490,035	37,139,311
Eurofins Scientific SE	663,400	35,591,530
Tenaris SA	1,179,700	22,295,392
		95,026,233
Netherlands - 4.2%
ASML Holding NV	73,700	54,520,540
EXOR NV	138,900	13,160,540
Heineken Holding NV	488,285	29,441,067
ING Groep NV, Series N	1,936,100	32,179,700
Koninklijke Philips NV (B)	401,022	11,053,072
Prosus NV	861,700	32,914,810
		173,269,729
Norway - 2.0%
Aker BP ASA	1,577,099	32,917,899
DNB Bank ASA	2,307,900	49,021,366
		81,939,265
Republic of Korea - 1.0%
Samsung Electronics Co. Ltd.	1,163,119	41,539,306
Singapore - 1.7%
DBS Group Holdings Ltd.	2,149,820	70,367,742
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.7%
Boliden AB	723,100	$ 21,718,516
Essity AB, Class B	1,673,100	42,372,538
Husqvarna AB, B Shares (C)	695,800	3,705,235
Skandinaviska Enskilda Banken AB, Class A (C)	2,655,700	37,642,554
Volvo AB, B Shares	199,043	5,484,312
		110,923,155
Switzerland - 7.8%
Cie Financiere Richemont SA, Class A	255,500	49,392,884
Glencore PLC (B)	7,960,700	34,393,773
Julius Baer Group Ltd.	528,354	37,124,431
Nestle SA	841,064	71,440,501
Novartis AG	350,615	36,701,242
Roche Holding AG	296,861	93,324,698
		322,377,529
United Kingdom - 16.8%
Ashtead Group PLC	507,000	33,042,152
Aviva PLC	4,591,812	29,105,417
Barratt Redrow PLC	3,195,242	17,898,826
BP PLC	10,295,800	53,263,180
Bunzl PLC	367,548	15,645,291
Burberry Group PLC	732,300	10,702,782
CNH Industrial NV	2,885,200	37,161,376
Dowlais Group PLC	8,039,173	7,112,549
GSK PLC	2,208,580	38,472,529
Inchcape PLC	2,950,996	24,567,550
Informa PLC	1,860,251	19,849,634
Kingfisher PLC	7,228,600	21,960,669
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Legal & General Group PLC	14,689,800	$ 43,865,732
Liberty Global Ltd., Class C (B)	926,096	10,863,106
Lloyds Banking Group PLC	85,839,854	65,999,186
Pearson PLC	1,600,277	26,549,826
Persimmon PLC	1,172,100	18,302,801
Reckitt Benckiser Group PLC	828,700	54,800,886
Shell PLC	1,629,500	53,504,191
Smith & Nephew PLC	1,314,300	16,666,803
Tesco PLC	9,535,832	43,887,609
Unilever PLC	732,514	41,956,218
Wise PLC, Class A (B)	820,700	11,307,199
		696,485,512
United States - 0.9%
Linde PLC	84,600	37,741,752
Total Common Stocks (Cost $3,255,990,388)		4,098,750,088
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 2.20% (D)	310,690	27,144,941
Total Preferred Stock (Cost $23,894,724)		27,144,941
Total Investments (Cost $3,279,885,112)		4,125,895,029
Net Other Assets (Liabilities) - 0.6%		24,488,847
Net Assets - 100.0%		$ 4,150,383,876
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.8%	$487,614,032
Pharmaceuticals	6.9	282,887,815
Oil, Gas & Consumable Fuels	6.0	246,000,710
Industrial Conglomerates	5.6	232,511,450
Capital Markets	4.9	202,607,728
Insurance	3.8	158,122,890
Machinery	3.3	138,122,574
Household Durables	3.3	135,710,087
Software	3.3	135,186,768
Semiconductors & Semiconductor Equipment	3.2	132,709,861
Household Products	3.0	124,318,365
Trading Companies & Distributors	2.9	118,417,500
IT Services	2.8	117,560,073
Consumer Staples Distribution & Retail	2.7	112,450,337
Financial Services	2.6	107,526,435
Metals & Mining	2.4	100,226,550
Beverages	2.1	86,370,058
Hotels, Restaurants & Leisure	2.1	85,236,123
Technology Hardware, Storage & Peripherals	1.8	75,547,268
Broadline Retail	1.8	72,943,800
Health Care Equipment & Supplies	1.8	72,716,704
Chemicals	1.7	72,083,129
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Food Products	1.7%	$71,440,501
Containers & Packaging	1.6	64,358,203
Specialty Retail	1.6	64,200,147
Multi-Utilities	1.5	63,237,440
Textiles, Apparel & Luxury Goods	1.5	60,095,666
Construction Materials	1.4	57,600,965
Entertainment	1.1	47,474,983
Building Products	1.0	42,004,575
Personal Care Products	1.0	41,956,218
Life Sciences Tools & Services	0.9	35,591,530
Air Freight & Logistics	0.9	35,329,595
Health Care Providers & Services	0.8	32,256,131
Diversified Consumer Services	0.6	26,549,826
Electronic Equipment, Instruments & Components	0.6	24,939,526
Distributors	0.6	24,567,550
Real Estate Management & Development	0.5	22,380,057
Energy Equipment & Services	0.5	22,295,392
Media	0.5	19,849,634
Professional Services	0.5	19,468,113
Passenger Airlines	0.5	18,831,478
Diversified Telecommunication Services	0.3	10,863,106
Electrical Equipment	0.2	8,358,634
Ground Transportation	0.2	8,262,953
Automobile Components	0.2	7,112,549
Total Investments	100.0%	$ 4,125,895,029
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$280,845,277	$3,817,904,811	$—	$4,098,750,088
Preferred Stock	—	27,144,941	—	27,144,941
Total Investments	$280,845,277	$3,845,049,752	$—	$4,125,895,029
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $71,080,633, representing 1.7% of the
Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $2,581,841, collateralized by non-cash collateral, such as U.S.
government securities of $2,715,677. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at January 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds